FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Years Ended December 31, 2022 and 2021

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of TFLIC Separate Account C

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of TFLIC Separate Account C indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of TFLIC Separate Account C as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

BNY Mellon Sustainable U.S. Equity Initial Shares	Fidelity® VIP Equity-Income Initial Class
BNY Mellon VIF Growth and Income Initial Shares	Fidelity® VIP Government Money Market Initial Class
Calvert VP EAFE International Index Class I Shares	Fidelity® VIP Growth Initial Class
Calvert VP SRI Balanced	NVIT Emerging Markets Class D Shares
Calvert VP SRI Mid Cap	T. Rowe Price All-Cap Opportunities
Columbia - Small Company Growth Class 1 Shares	T. Rowe Price Equity Income Service Class
DFA VA Global Bond	T. Rowe Price International Stock
DFA VA International Small	TA BlackRock Global Real Estate Securities Initial Class
DFA VA International Value	TA BlackRock Government Money Market Initial Class
DFA VA Short-Term Fixed	TA JPMorgan Enhanced Index Initial Class
DFA VA U.S. Large Value	TA Multi-Managed Balanced Initial Class
DFA VA U.S. Targeted Value	TA Small/Mid Cap Value Initial Class
Federated Hermes Fund for U.S. Government Securities II	TA TS&W International Equity Initial Class
Federated Hermes Government Money II Service Shares	TA WMC US Growth Initial Class
Federated Hermes High Income Bond II Primary Shares	Wanger Acorn

Federated Hermes Managed Volatility II Primary Shares	Wanger International
Fidelity® VIP Asset Manager Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of TFLIC Separate Account C based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of TFLIC Separate Account C in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the custodian, the transfer agents or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

February 23, 2024

We have served as the auditor of one or more of the subaccounts of TFLIC Separate Account C since 2014.

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
BNY Mellon Sustainable U.S. Equity Initial Shares	1,286.415	$45,318	$53,682	$(7)	$53,675	1,399	$38.361848	$38.361848
BNY Mellon VIF Growth and Income Initial Shares	1,112.915	31,071	32,130	1	32,131	739	43.482965	43.482965
Calvert VP EAFE International Index Class I Shares	466.323	34,639	38,957	(4)	38,953	28,362	1.373402	1.373402
Calvert VP SRI Balanced	78,759.421	153,294	163,032	(14)	163,018	5,398	30.198135	30.198135
Calvert VP SRI Mid Cap	7,502.717	215,921	171,512	(1)	171,511	4,450	38.544073	38.544073
Columbia - Small Company Growth Class 1 Shares	-	-	-	-	-	-	49.346390	49.346390
DFA VA Global Bond	11,890.396	126,376	114,386	(1)	114,385	5,652	20.237064	20.237064
DFA VA International Small	470.004	5,384	5,053	(21)	5,032	117	43.103413	43.103413
DFA VA International Value	5,118.200	53,677	62,647	-	62,647	1,732	36.171403	36.171403
DFA VA Short-Term Fixed	3,520.492	35,990	34,958	2	34,960	2,331	14.994817	14.994817
DFA VA U.S. Large Value	1,431.919	38,942	43,573	3	43,576	675	64.560450	64.560450
DFA VA U.S. Targeted Value	16,788.223	288,900	344,830	-	344,830	3,377	102.105713	102.105713
Federated Hermes Fund for U.S. Government Securities II	20,194.637	223,339	185,791	(7)	185,784	9,522	19.510051	19.510051
Federated Hermes Government Money II Service Shares	17,989.190	17,989	17,989	5	17,994	1,352	13.310568	13.310568
Federated Hermes High Income Bond II Primary Shares	14,523.426	92,508	77,555	(10)	77,545	2,353	32.959106	32.959106
Federated Hermes Managed Volatility II Primary Shares	2,507.956	25,171	21,217	(10)	21,207	747	28.391766	28.391766
Fidelity® VIP Asset Manager Initial Class	808.575	12,480	11,579	(3)	11,576	411	28.148553	28.148553
Fidelity® VIP Equity-Income Initial Class	801.555	18,130	18,885	(2)	18,883	430	43.869944	43.869944
Fidelity® VIP Government Money Market Initial Class	30,866.370	30,866	30,866	4	30,870	2,637	11.707345	11.707345
Fidelity® VIP Growth Initial Class	336.992	22,346	24,098	12	24,110	383	62.952716	62.952716
NVIT Emerging Markets Class D Shares	588.812	6,013	5,947	-	5,947	564	10.542123	10.542123
T. Rowe Price All-Cap Opportunities	889.152	26,140	25,483	(1)	25,482	390	65.416142	65.416142
T. Rowe Price Equity Income Service Class	1,255.357	30,170	33,907	-	33,907	708	47.922590	47.922590
T. Rowe Price International Stock	2,063.341	29,665	26,906	9	26,915	1,392	19.339094	19.339094
TA BlackRock Global Real Estate Securities Initial Class	3,373.872	34,615	30,770	-	30,770	699	44.044421	44.044421
TA BlackRock Government Money Market Initial Class	1,925.330	1,925	1,925	(3)	1,922	2,072	0.927624	0.927624
TA JPMorgan Enhanced Index Initial Class	6,676.926	142,061	132,003	(5)	131,998	2,694	48.995649	48.995649
TA Multi-Managed Balanced Initial Class	10,390.762	144,189	141,314	(1)	141,313	53,370	2.647799	2.647799
TA Small/Mid Cap Value Initial Class	1,949.145	38,380	36,702	-	36,702	344	106.633662	106.633662
TA TS&W International Equity Initial Class	2,117.519	27,331	26,787	6	26,793	1,306	20.513763	20.513763
TA WMC US Growth Initial Class	438.541	14,637	11,376	(1)	11,375	353	32.214283	32.214283
Wanger Acorn	3,506.746	63,767	38,399	1	38,400	504	76.240971	76.240971
Wanger International	8,586.692	235,527	150,095	-	150,095	2,441	61.490407	61.490407

See accompanying notes.	2

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
BNY Mellon Sustainable U.S. Equity Initial Shares	$53,675	$-	$53,675
BNY Mellon VIF Growth and Income Initial Shares	32,131	-	32,131
Calvert VP EAFE International Index Class I Shares	38,953	-	38,953
Calvert VP SRI Balanced	163,018	-	163,018
Calvert VP SRI Mid Cap	171,511	-	171,511
Columbia - Small Company Growth Class 1 Shares	-	-	-
DFA VA Global Bond	114,385	-	114,385
DFA VA International Small	5,032	-	5,032
DFA VA International Value	62,647	-	62,647
DFA VA Short-Term Fixed	34,960	-	34,960
DFA VA U.S. Large Value	43,576	-	43,576
DFA VA U.S. Targeted Value	344,830	-	344,830
Federated Hermes Fund for U.S. Government Securities II	185,784	-	185,784
Federated Hermes Government Money II Service Shares	17,232	762	17,994
Federated Hermes High Income Bond II Primary Shares	77,545	-	77,545
Federated Hermes Managed Volatility II Primary Shares	21,207	-	21,207
Fidelity® VIP Asset Manager Initial Class	11,576	-	11,576
Fidelity® VIP Equity-Income Initial Class	18,883	-	18,883
Fidelity® VIP Government Money Market Initial Class	30,870	-	30,870
Fidelity® VIP Growth Initial Class	24,110	-	24,110
NVIT Emerging Markets Class D Shares	5,947	-	5,947
T. Rowe Price All-Cap Opportunities	25,482	-	25,482
T. Rowe Price Equity Income Service Class	33,907	-	33,907
T. Rowe Price International Stock	26,915	-	26,915
TA BlackRock Global Real Estate Securities Initial Class	30,770	-	30,770
TA BlackRock Government Money Market Initial Class	1,922	-	1,922
TA JPMorgan Enhanced Index Initial Class	131,998	-	131,998
TA Multi-Managed Balanced Initial Class	132,392	8,921	141,313
TA Small/Mid Cap Value Initial Class	21,103	15,599	36,702
TA TS&W International Equity Initial Class	26,793	-	26,793
TA WMC US Growth Initial Class	5,654	5,721	11,375
Wanger Acorn	30,390	8,010	38,400
Wanger International	150,095	-	150,095

See accompanying notes.	3

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BNY Mellon Sustainable U.S. Equity Initial Shares Subaccount	BNY Mellon VIF Growth and Income Initial Shares Subaccount	Calvert VP EAFE International Index Class I Shares Subaccount	Calvert VP SRI Balanced Subaccount

Net Assets as of December 31, 2020:	$56,355	$30,887	$42,298	$172,179

Investment Income:
Reinvested Dividends	473	168	805	2,176
Investment Expense:
Mortality and Expense Risk and Administrative Charges	883	489	629	2,563

Net Investment Income (Loss)	(410)	(321)	176	(387)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,391	2,231	-	5,616
Realized Gain (Loss) on Investments	362	213	183	886

Net Realized Capital Gains (Losses) on Investments	1,753	2,444	183	6,502
Net Change in Unrealized Appreciation (Depreciation)	12,886	5,258	3,596	17,179

Net Gain (Loss) on Investment	14,639	7,702	3,779	23,681

Net Increase (Decrease) in Net Assets Resulting from Operations	14,229	7,381	3,955	23,294

Increase (Decrease) in Net Assets from Contract Transactions	(10)	(10)	(7)	(25)

Total Increase (Decrease) in Net Assets	14,219	7,371	3,948	23,269

Net Assets as of December 31, 2021:	$70,574	$38,258	$46,246	$195,448

Investment Income:
Reinvested Dividends	304	268	1,396	2,086
Investment Expense:
Mortality and Expense Risk and Administrative Charges	812	464	547	2,381

Net Investment Income (Loss)	(508)	(196)	849	(295)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,162	6,641	-	16,545
Realized Gain (Loss) on Investments	264	139	95	619

Net Realized Capital Gains (Losses) on Investments	4,426	6,780	95	17,164
Net Change in Unrealized Appreciation (Depreciation)	(20,812)	(12,701)	(8,232)	(49,277)

Net Gain (Loss) on Investment	(16,386)	(5,921)	(8,137)	(32,113)

Net Increase (Decrease) in Net Assets Resulting from Operations	(16,894)	(6,117)	(7,288)	(32,408)

Increase (Decrease) in Net Assets from Contract Transactions	(5)	(10)	(5)	(22)

Total Increase (Decrease) in Net Assets	(16,899)	(6,127)	(7,293)	(32,430)

Net Assets as of December 31, 2022:	$53,675	$32,131	$38,953	$163,018

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Calvert VP SRI Mid Cap Subaccount	Columbia - Small Company Growth Class 1 Shares Subaccount	DFA VA Global Bond Subaccount	DFA VA International Small Subaccount

Net Assets as of December 31, 2020:	$190,458	$-	$201,432	$5,408

Investment Income:
Reinvested Dividends	411	-	918	157
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,870	-	1,042	39

Net Investment Income (Loss)	(2,459)	-	(124)	118

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,862	-	12	423
Realized Gain (Loss) on Investments	513	-	(937)	21

Net Realized Capital Gains (Losses) on Investments	9,375	-	(925)	444
Net Change in Unrealized Appreciation (Depreciation)	18,681	-	(1,141)	189

Net Gain (Loss) on Investment	28,056	-	(2,066)	633

Net Increase (Decrease) in Net Assets Resulting from Operations	25,597	-	(2,190)	751

Increase (Decrease) in Net Assets from Contract Transactions	(25)	-	(76,306)	(6)

Total Increase (Decrease) in Net Assets	25,572	-	(78,496)	745

Net Assets as of December 31, 2021:	$216,030	$-	$122,936	$6,153

Investment Income:
Reinvested Dividends	-	-	1,862	133
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,514	-	752	34

Net Investment Income (Loss)	(2,514)	-	1,110	99

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	37,925	-	-	90
Realized Gain (Loss) on Investments	(70)	-	(60)	12

Net Realized Capital Gains (Losses) on Investments	37,855	-	(60)	102
Net Change in Unrealized Appreciation (Depreciation)	(79,835)	-	(9,577)	(1,325)

Net Gain (Loss) on Investment	(41,980)	-	(9,637)	(1,223)

Net Increase (Decrease) in Net Assets Resulting from Operations	(44,494)	-	(8,527)	(1,124)

Increase (Decrease) in Net Assets from Contract Transactions	(25)	-	(24)	3

Total Increase (Decrease) in Net Assets	(44,519)	-	(8,551)	(1,121)

Net Assets as of December 31, 2022:	$171,511	$-	$114,385	$5,032

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	DFA VA International Value Subaccount	DFA VA Short-Term Fixed Subaccount	DFA VA U.S. Large Value Subaccount	DFA VA U.S. Targeted Value Subaccount

Net Assets as of December 31, 2020:	$55,680	$35,910	$58,394	$267,503

Investment Income:
Reinvested Dividends	2,567	2	757	4,838
Investment Expense:
Mortality and Expense Risk and Administrative Charges	410	232	354	2,185

Net Investment Income (Loss)	2,157	(230)	403	2,653

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	24,298
Realized Gain (Loss) on Investments	116	-	8,622	2,585

Net Realized Capital Gains (Losses) on Investments	116	-	8,622	26,883
Net Change in Unrealized Appreciation (Depreciation)	7,389	(70)	4,570	73,610

Net Gain (Loss) on Investment	7,505	(70)	13,192	100,493

Net Increase (Decrease) in Net Assets Resulting from Operations	9,662	(300)	13,595	103,146

Increase (Decrease) in Net Assets from Contract Transactions	(16)	(5)	(25,871)	(8,289)

Total Increase (Decrease) in Net Assets	9,646	(305)	(12,276)	94,857

Net Assets as of December 31, 2021:	$65,326	$35,605	$46,118	$362,360

Investment Income:
Reinvested Dividends	2,458	459	982	4,581
Investment Expense:
Mortality and Expense Risk and Administrative Charges	401	226	282	2,229

Net Investment Income (Loss)	2,057	233	700	2,352

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	683	-	531	27,132
Realized Gain (Loss) on Investments	96	(3)	68	445

Net Realized Capital Gains (Losses) on Investments	779	(3)	599	27,577
Net Change in Unrealized Appreciation (Depreciation)	(5,500)	(867)	(3,831)	(47,435)

Net Gain (Loss) on Investment	(4,721)	(870)	(3,232)	(19,858)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,664)	(637)	(2,532)	(17,506)

Increase (Decrease) in Net Assets from Contract Transactions	(15)	(8)	(10)	(24)

Total Increase (Decrease) in Net Assets	(2,679)	(645)	(2,542)	(17,530)

Net Assets as of December 31, 2022:	$62,647	$34,960	$43,576	$344,830

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Federated Hermes Fund for U.S. Government Securities II Subaccount	Federated Hermes Government Money II Service Shares Subaccount	Federated Hermes High Income Bond II Primary Shares Subaccount	Federated Hermes Managed Volatility II Primary Shares Subaccount

Net Assets as of December 31, 2020:	$219,734	$19,437	$84,953	$21,063

Investment Income:
Reinvested Dividends	4,369	-	4,200	405
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,400	126	564	149

Net Investment Income (Loss)	2,969	(126)	3,636	256

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(16)	-	(26)	45

Net Realized Capital Gains (Losses) on Investments	(16)	-	(26)	45
Net Change in Unrealized Appreciation (Depreciation)	(8,836)	-	(67)	3,437

Net Gain (Loss) on Investment	(8,852)	-	(93)	3,482

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,883)	(126)	3,543	3,738

Increase (Decrease) in Net Assets from Contract Transactions	(15)	(175)	(13)	(26)

Total Increase (Decrease) in Net Assets	(5,898)	(301)	3,530	3,712

Net Assets as of December 31, 2021:	$213,836	$19,136	$88,483	$24,775

Investment Income:
Reinvested Dividends	3,603	208	4,435	409
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,264	119	520	142

Net Investment Income (Loss)	2,339	89	3,915	267

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	5,128
Realized Gain (Loss) on Investments	(171)	-	(98)	6

Net Realized Capital Gains (Losses) on Investments	(171)	-	(98)	5,134
Net Change in Unrealized Appreciation (Depreciation)	(30,208)	-	(14,743)	(8,947)

Net Gain (Loss) on Investment	(30,379)	-	(14,841)	(3,813)

Net Increase (Decrease) in Net Assets Resulting from Operations	(28,040)	89	(10,926)	(3,546)

Increase (Decrease) in Net Assets from Contract Transactions	(12)	(1,231)	(12)	(22)

Total Increase (Decrease) in Net Assets	(28,052)	(1,142)	(10,938)	(3,568)

Net Assets as of December 31, 2022:	$185,784	$17,994	$77,545	$21,207

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Fidelity® VIP Asset Manager Initial Class Subaccount	Fidelity® VIP Equity-Income Initial Class Subaccount	Fidelity® VIP Government Money Market Initial Class Subaccount	Fidelity® VIP Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$12,736	$16,364	$31,304	$26,647

Investment Income:
Reinvested Dividends	220	359	3	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	186	259	432	414

Net Investment Income (Loss)	34	100	(429)	(414)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	75	2,093	-	6,143
Realized Gain (Loss) on Investments	28	39	-	252

Net Realized Capital Gains (Losses) on Investments	103	2,132	-	6,395
Net Change in Unrealized Appreciation (Depreciation)	934	1,559	-	(250)

Net Gain (Loss) on Investment	1,037	3,691	-	6,145

Net Increase (Decrease) in Net Assets Resulting from Operations	1,071	3,791	(429)	5,731

Increase (Decrease) in Net Assets from Contract Transactions	(5)	(4)	(9)	(7)

Total Increase (Decrease) in Net Assets	1,066	3,787	(438)	5,724

Net Assets as of December 31, 2021:	$13,802	$20,151	$30,866	$32,371

Investment Income:
Reinvested Dividends	255	363	439	163
Investment Expense:
Mortality and Expense Risk and Administrative Charges	169	262	426	368

Net Investment Income (Loss)	86	101	13	(205)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	803	636	-	1,963
Realized Gain (Loss) on Investments	(1)	20	-	179

Net Realized Capital Gains (Losses) on Investments	802	656	-	2,142
Net Change in Unrealized Appreciation (Depreciation)	(3,113)	(2,020)	-	(10,186)

Net Gain (Loss) on Investment	(2,311)	(1,364)	-	(8,044)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,225)	(1,263)	13	(8,249)

Increase (Decrease) in Net Assets from Contract Transactions	(1)	(5)	(9)	(12)

Total Increase (Decrease) in Net Assets	(2,226)	(1,268)	4	(8,261)

Net Assets as of December 31, 2022:	$11,576	$18,883	$30,870	$24,110

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	NVIT Emerging Markets Class D Shares Subaccount	T. Rowe Price All-Cap Opportunities Subaccount	T. Rowe Price Equity Income Service Class Subaccount	T. Rowe Price International Stock Subaccount

Net Assets as of December 31, 2020:	$8,693	$27,649	$28,743	$32,460

Investment Income:
Reinvested Dividends	84	-	525	197
Investment Expense:
Mortality and Expense Risk and Administrative Charges	57	429	463	469

Net Investment Income (Loss)	27	(429)	62	(272)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	6,135	2,473	2,174
Realized Gain (Loss) on Investments	19	198	156	102

Net Realized Capital Gains (Losses) on Investments	19	6,333	2,629	2,276
Net Change in Unrealized Appreciation (Depreciation)	(757)	(614)	4,154	(2,029)

Net Gain (Loss) on Investment	(738)	5,719	6,783	247

Net Increase (Decrease) in Net Assets Resulting from Operations	(711)	5,290	6,845	(25)

Increase (Decrease) in Net Assets from Contract Transactions	(1)	(10)	(9)	(8)

Total Increase (Decrease) in Net Assets	(712)	5,280	6,836	(33)

Net Assets as of December 31, 2021:	$7,981	$32,929	$35,579	$32,427

Investment Income:
Reinvested Dividends	11	-	644	217
Investment Expense:
Mortality and Expense Risk and Administrative Charges	42	380	475	384

Net Investment Income (Loss)	(31)	(380)	169	(167)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,417	1,753	656
Realized Gain (Loss) on Investments	4	96	145	(7)

Net Realized Capital Gains (Losses) on Investments	4	1,513	1,898	649
Net Change in Unrealized Appreciation (Depreciation)	(2,006)	(8,572)	(3,730)	(5,985)

Net Gain (Loss) on Investment	(2,002)	(7,059)	(1,832)	(5,336)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,033)	(7,439)	(1,663)	(5,503)

Increase (Decrease) in Net Assets from Contract Transactions	(1)	(8)	(9)	(9)

Total Increase (Decrease) in Net Assets	(2,034)	(7,447)	(1,672)	(5,512)

Net Assets as of December 31, 2022:	$5,947	$25,482	$33,907	$26,915

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA BlackRock Global Real Estate Securities Initial Class Subaccount	TA BlackRock Government Money Market Initial Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount	TA Multi-Managed Balanced Initial Class Subaccount

Net Assets as of December 31, 2020:	$34,398	$1,949	$125,899	$161,397

Investment Income:
Reinvested Dividends	987	-	1,137	1,992
Investment Expense:
Mortality and Expense Risk and Administrative Charges	255	26	937	1,123

Net Investment Income (Loss)	732	(26)	200	869

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	16,591	9,356
Realized Gain (Loss) on Investments	49	-	249	899

Net Realized Capital Gains (Losses) on Investments	49	-	16,840	10,255
Net Change in Unrealized Appreciation (Depreciation)	7,958	-	19,816	14,984

Net Gain (Loss) on Investment	8,007	-	36,656	25,239

Net Increase (Decrease) in Net Assets Resulting from Operations	8,739	(26)	36,856	26,108

Increase (Decrease) in Net Assets from Contract Transactions	(4)	(1)	(19)	(1,944)

Total Increase (Decrease) in Net Assets	8,735	(27)	36,837	24,164

Net Assets as of December 31, 2021:	$43,133	$1,922	$162,736	$185,561

Investment Income:
Reinvested Dividends	1,223	27	953	1,806
Investment Expense:
Mortality and Expense Risk and Administrative Charges	228	26	910	1,020

Net Investment Income (Loss)	995	1	43	786

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	16,813	17,916
Realized Gain (Loss) on Investments	18	-	134	1,151

Net Realized Capital Gains (Losses) on Investments	18	-	16,947	19,067
Net Change in Unrealized Appreciation (Depreciation)	(13,371)	-	(47,709)	(50,424)

Net Gain (Loss) on Investment	(13,353)	-	(30,762)	(31,357)

Net Increase (Decrease) in Net Assets Resulting from Operations	(12,358)	1	(30,719)	(30,571)

Increase (Decrease) in Net Assets from Contract Transactions	(5)	(1)	(19)	(13,677)

Total Increase (Decrease) in Net Assets	(12,363)	-	(30,738)	(44,248)

Net Assets as of December 31, 2022:	$30,770	$1,922	$131,998	$141,313

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Small/Mid Cap Value Initial Class Subaccount	TA TS&W International Equity Initial Class Subaccount	TA WMC US Growth Initial Class Subaccount	Wanger Acorn Subaccount

Net Assets as of December 31, 2020:	$53,410	$27,967	$24,761	$70,347

Investment Income:
Reinvested Dividends	400	558	21	570
Investment Expense:
Mortality and Expense Risk and Administrative Charges	399	198	171	486

Net Investment Income (Loss)	1	360	(150)	84

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	3,795	2,418
Realized Gain (Loss) on Investments	324	46	886	(452)

Net Realized Capital Gains (Losses) on Investments	324	46	4,681	1,966
Net Change in Unrealized Appreciation (Depreciation)	13,993	3,139	238	3,709

Net Gain (Loss) on Investment	14,317	3,185	4,919	5,675

Net Increase (Decrease) in Net Assets Resulting from Operations	14,318	3,545	4,769	5,759

Increase (Decrease) in Net Assets from Contract Transactions	(3,046)	(4)	(1,411)	(2,172)

Total Increase (Decrease) in Net Assets	11,272	3,541	3,358	3,587

Net Assets as of December 31, 2021:	$64,682	$31,508	$28,119	$73,934

Investment Income:
Reinvested Dividends	241	922	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	330	175	119	320

Net Investment Income (Loss)	(89)	747	(119)	(320)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,203	1,089	2,359	18,576
Realized Gain (Loss) on Investments	1,311	17	878	(11,061)

Net Realized Capital Gains (Losses) on Investments	7,514	1,106	3,237	7,515
Net Change in Unrealized Appreciation (Depreciation)	(12,595)	(6,562)	(11,148)	(31,509)

Net Gain (Loss) on Investment	(5,081)	(5,456)	(7,911)	(23,994)

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,170)	(4,709)	(8,030)	(24,314)

Increase (Decrease) in Net Assets from Contract Transactions	(22,810)	(6)	(8,714)	(11,220)

Total Increase (Decrease) in Net Assets	(27,980)	(4,715)	(16,744)	(35,534)

Net Assets as of December 31, 2022:	$36,702	$26,793	$11,375	$38,400

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

Wanger International Subaccount

Net Assets as of December 31, 2020:	$193,542

Investment Income:
Reinvested Dividends	1,177
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,386

Net Investment Income (Loss)	(209)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,233
Realized Gain (Loss) on Investments	(64)

Net Realized Capital Gains (Losses) on Investments	3,169
Net Change in Unrealized Appreciation (Depreciation)	31,958

Net Gain (Loss) on Investment	35,127

Net Increase (Decrease) in Net Assets Resulting from Operations	34,918

Increase (Decrease) in Net Assets from Contract Transactions	(43)

Total Increase (Decrease) in Net Assets	34,875

Net Assets as of December 31, 2021:	$228,417

Investment Income:
Reinvested Dividends	1,481
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,051

Net Investment Income (Loss)	430

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	29,291
Realized Gain (Loss) on Investments	(624)

Net Realized Capital Gains (Losses) on Investments	28,667
Net Change in Unrealized Appreciation (Depreciation)	(107,378)

Net Gain (Loss) on Investment	(78,711)

Net Increase (Decrease) in Net Assets Resulting from Operations	(78,281)

Increase (Decrease) in Net Assets from Contract Transactions	(41)

Total Increase (Decrease) in Net Assets	(78,322)

Net Assets as of December 31, 2022:	$150,095

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2022

1. Organization

TFLIC Separate Account C (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Advisor’s EdgeSM Variable Annuity (NY), PrismSM Variable Annuity (NY), and MarqueeSM Variable Annuity (NY).

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
BNY Mellon Funds	BNY Mellon Funds
BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Sustainable U.S. Equity Initial Shares
BNY Mellon VIF Growth and Income Initial Shares	BNY Mellon VIF Growth and Income Portfolio Initial Shares
Calvert Variable Products, Inc.	Calvert Variable Products, Inc.
Calvert VP EAFE International Index Class I Shares	Calvert VP EAFE International Index Portfolio
Calvert Variable Series, Inc.	Calvert Variable Series, Inc.
Calvert VP SRI Balanced	Calvert VP SRI Balanced Portfolio
Calvert VP SRI Mid Cap	Calvert VP SRI Mid-Cap Portfolio
Columbia Funds Variable Insurance Trust - Class 1 Shares	Columbia Funds Variable Insurance Trust
Columbia - Small Company Growth Class 1 Shares	Columbia Variable Portfolio-Small Company Growth Fund
DFA Investment Dimensions Group, Inc.	DFA Investment Dimensions Group, Inc.
DFA VA Global Bond	DFA VA Global Bond Portfolio
DFA VA International Small	DFA VA International Small Portfolio
DFA VA International Value	DFA VA International Value Portfolio
DFA VA Short-Term Fixed	DFA VA Short-Term Fixed Portfolio
DFA VA U.S. Large Value	DFA VA U.S. Large Value Portfolio
DFA VA U.S. Targeted Value	DFA VA U.S. Targeted Value Portfolio
Federated Insurance Series	Federated Insurance Series
Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Fund for U.S. Government Securities II
Federated Hermes Government Money II Service Shares	Federated Hermes Government Money Fund II Service Shares
Federated Hermes High Income Bond II Primary Shares	Federated Hermes High Income Bond Fund II Primary Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility Fund II Primary Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Asset Manager Initial Class	Fidelity® VIP Asset Manager Portfolio Initial Class
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class
Fidelity® VIP Government Money Market Initial Class	Fidelity® VIP Government Money Market Portfolio Initial Class
Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class
Nationwide Variable Insurance Trust	Nationwide Variable Insurance Trust
NVIT Emerging Markets Class D Shares	NVIT Emerging Markets Class D Shares

13

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2022

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
T. Rowe Price, Inc.	T. Rowe Price, Inc.
T. Rowe Price All-Cap Opportunities	T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Equity Income Service Class	T. Rowe Price Equity Income Portfolio Service Class
T. Rowe Price International Stock	T. Rowe Price International Stock Portfolio
Transamerica Series Trust	Transamerica Series Trust
TA BlackRock Global Real Estate Securities Initial Class	Transamerica BlackRock Global Real Estate Securities VP Initial Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC Diversified Growth VP Initial Class
Wanger Advisors Trust	Wanger Advisors Trust
Wanger Acorn	Wanger Acorn
Wanger International	Wanger International

The following subaccount name changes were made effective during the fiscal year ended December 31, 2022:

Subaccount	Formerly
Wanger Acorn	Wanger USA

14

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2022

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

15

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2022

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales

BNY Mellon Sustainable U.S. Equity Initial Shares	$4,466	$819

BNY Mellon VIF Growth and Income Initial Shares	6,909	474

Calvert VP EAFE International Index Class I Shares	1,396	552

Calvert VP SRI Balanced	18,632	2,406

Calvert VP SRI Mid Cap	37,925	2,538

Columbia - Small Company Growth Class 1 Shares	-	-

DFA VA Global Bond	1,862	775

DFA VA International Small	223	36

DFA VA International Value	3,140	416

DFA VA Short-Term Fixed	459	234

DFA VA U.S. Large Value	1,512	291

DFA VA U.S. Targeted Value	31,713	2,254

Federated Hermes Fund for U.S. Government Securities II	3,603	1,278

Federated Hermes Government Money II Service Shares	269	1,410

Federated Hermes High Income Bond II Primary Shares	4,435	533

Federated Hermes Managed Volatility II Primary Shares	5,537	166

Fidelity® VIP Asset Manager Initial Class	1,059	172

Fidelity® VIP Equity-Income Initial Class	1,000	267

Fidelity® VIP Government Money Market Initial Class	439	435

Fidelity® VIP Growth Initial Class	2,126	376

NVIT Emerging Markets Class D Shares	11	43

T. Rowe Price All-Cap Opportunities	1,417	388

T. Rowe Price Equity Income Service Class	2,397	485

T. Rowe Price International Stock	874	392

TA BlackRock Global Real Estate Securities Initial Class	1,223	233

TA BlackRock Government Money Market Initial Class	27	27

TA JPMorgan Enhanced Index Initial Class	17,766	930

TA Multi-Managed Balanced Initial Class	20,496	15,471

TA Small/Mid Cap Value Initial Class	7,770	24,466

TA TS&W International Equity Initial Class	2,011	180

TA WMC US Growth Initial Class	2,887	9,360

Wanger Acorn	19,249	12,210

Wanger International	30,772	1,093

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

BNY Mellon Sustainable U.S. Equity Initial Shares	-	-	-	-	-	-

BNY Mellon VIF Growth and Income Initial Shares	-	-	-	-	-	-

Calvert VP EAFE International Index Class I Shares	-	(4)	(4)	-	(3)	(3)

Calvert VP SRI Balanced	-	(1)	(1)	-	(1)	(1)

Calvert VP SRI Mid Cap	-	-	-	-	(1)	(1)

Columbia - Small Company Growth Class 1 Shares	-	-	-	-	-	-

DFA VA Global Bond	-	(1)	(1)	-	(3,455)	(3,455)

DFA VA International Small	-	-	-	-	-	-

DFA VA International Value	-	-	-	-	(1)	(1)

DFA VA Short-Term Fixed	-	(1)	(1)	-	-	-

DFA VA U.S. Large Value	-	-	-	-	(404)	(404)

DFA VA U.S. Targeted Value	-	-	-	-	(83)	(83)

Federated Hermes Fund for U.S. Government Securities II	-	(1)	(1)	-	(1)	(1)

Federated Hermes Government Money II Service Shares	5	(98)	(93)	9	(22)	(13)

Federated Hermes High Income Bond II Primary Shares	-	-	-	-	-	-

Federated Hermes Managed Volatility II Primary Shares	-	(1)	(1)	-	(1)	(1)

Fidelity® VIP Asset Manager Initial Class	-	-	-	-	-	-

Fidelity® VIP Equity-Income Initial Class	-	(1)	(1)	-	-	-

Fidelity® VIP Government Money Market Initial Class	-	(1)	(1)	-	-	-

Fidelity® VIP Growth Initial Class	-	-	-	-	-	-

NVIT Emerging Markets Class D Shares	-	-	-	-	-	-

T. Rowe Price All-Cap Opportunities	-	-	-	-	-	-

T. Rowe Price Equity Income Service Class	-	-	-	-	-	-

T. Rowe Price International Stock	-	-	-	-	-	-

TA BlackRock Global Real Estate Securities Initial Class	-	-	-	-	-	-

TA BlackRock Government Money Market Initial Class	-	-	-	-	(1)	(1)

TA JPMorgan Enhanced Index Initial Class	-	-	-	-	(1)	(1)

TA Multi-Managed Balanced Initial Class	273	(5,197)	(4,924)	518	(1,182)	(664)

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA Small/Mid Cap Value Initial Class	12	(221)	(209)	22	(50)	(28)

TA TS&W International Equity Initial Class	-	-	-	-	-	-

TA WMC US Growth Initial Class	14	(256)	(242)	26	(60)	(34)

Wanger Acorn	8	(145)	(137)	16	(35)	(19)

Wanger International	-	(1)	(1)	-	-	-

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

BNY Mellon Sustainable U.S. Equity Initial Shares	$-	$(5)	$(5)	$-	$(10)	$(10)

BNY Mellon VIF Growth and Income Initial Shares	-	(10)	(10)	-	(10)	(10)

Calvert VP EAFE International Index Class I Shares	-	(5)	(5)	-	(7)	(7)

Calvert VP SRI Balanced	-	(22)	(22)	-	(25)	(25)

Calvert VP SRI Mid Cap	-	(25)	(25)	-	(25)	(25)

Columbia - Small Company Growth Class 1 Shares	-	-	-	-	-	-

DFA VA Global Bond	-	(24)	(24)	-	(76,306)	(76,306)

DFA VA International Small	-	3	3	-	(6)	(6)

DFA VA International Value	-	(15)	(15)	-	(16)	(16)

DFA VA Short-Term Fixed	-	(8)	(8)	-	(5)	(5)

DFA VA U.S. Large Value	-	(10)	(10)	-	(25,871)	(25,871)

DFA VA U.S. Targeted Value	-	(24)	(24)	-	(8,289)	(8,289)

Federated Hermes Fund for U.S. Government Securities II	-	(12)	(12)	-	(15)	(15)

Federated Hermes Government Money II Service Shares	61	(1,292)	(1,231)	124	(299)	(175)

Federated Hermes High Income Bond II Primary Shares	-	(12)	(12)	-	(13)	(13)

Federated Hermes Managed Volatility II Primary Shares	-	(22)	(22)	-	(26)	(26)

Fidelity® VIP Asset Manager Initial Class	-	(1)	(1)	-	(5)	(5)

Fidelity® VIP Equity-Income Initial Class	-	(5)	(5)	-	(4)	(4)

Fidelity® VIP Government Money Market Initial Class	-	(9)	(9)	-	(9)	(9)

Fidelity® VIP Growth Initial Class	-	(12)	(12)	-	(7)	(7)

NVIT Emerging Markets Class D Shares	-	(1)	(1)	-	(1)	(1)

T. Rowe Price All-Cap Opportunities	-	(8)	(8)	-	(10)	(10)

T. Rowe Price Equity Income Service Class	-	(9)	(9)	-	(9)	(9)

T. Rowe Price International Stock	-	(9)	(9)	-	(8)	(8)

TA BlackRock Global Real Estate Securities Initial Class	-	(5)	(5)	-	(4)	(4)

TA BlackRock Government Money Market Initial Class	-	(1)	(1)	-	(1)	(1)

TA JPMorgan Enhanced Index Initial Class	-	(19)	(19)	-	(19)	(19)

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Multi-Managed Balanced Initial Class	$775	$(14,452)	$(13,677)	$1,556	$(3,500)	$(1,944)

TA Small/Mid Cap Value Initial Class	1,327	(24,137)	(22,810)	2,467	(5,513)	(3,046)

TA TS&W International Equity Initial Class	-	(6)	(6)	-	(4)	(4)

TA WMC US Growth Initial Class	528	(9,242)	(8,714)	1,168	(2,579)	(1,411)

Wanger Acorn	672	(11,892)	(11,220)	1,797	(3,969)	(2,172)

Wanger International	-	(41)	(41)	-	(43)	(43)

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2022

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2022	1,399	$38.36	to	$38.36	$53,675	0.52%	1.40%	to	1.40%	(23.94	) %	to	(23.94	) %
12/31/2021	1,399	50.43	to	50.43	70,574	0.74	1.40	to	1.40	25.24		to	25.24
12/31/2020	1,399	40.27	to	40.27	56,355	1.07	1.40	to	1.40	22.43		to	22.43
12/31/2019	1,400	32.89	to	32.89	46,035	1.43	1.40	to	1.40	32.50		to	32.50
12/31/2018	1,400	24.82	to	24.82	34,747	1.74	1.40	to	1.40	(5.73)		to	(5.73)
BNY Mellon VIF Growth and Income Initial Shares
12/31/2022	739	43.48	to	43.48	32,131	0.80	1.40	to	1.40	(15.99)		to	(15.99)
12/31/2021	739	51.76	to	51.76	38,258	0.48	1.40	to	1.40	23.90		to	23.90
12/31/2020	739	41.78	to	41.78	30,887	0.78	1.40	to	1.40	22.91		to	22.91
12/31/2019	740	33.99	to	33.99	25,138	1.08	1.40	to	1.40	27.34		to	27.34
12/31/2018	740	26.69	to	26.69	19,748	0.81	1.40	to	1.40	(6.01)		to	(6.01)
Calvert VP EAFE International Index Class I Shares
12/31/2022	28,362	1.37	to	1.37	38,953	3.55	1.40	to	1.40	(15.76)		to	(15.76)
12/31/2021	28,366	1.63	to	1.63	46,246	1.78	1.40	to	1.40	9.34		to	9.34
12/31/2020	28,369	1.49	to	1.49	42,298	3.40	1.40	to	1.40	6.28		to	6.28
12/31/2019	28,372	1.40	to	1.40	39,802	2.66	1.40	to	1.40	19.59		to	19.59
12/31/2018	28,375	1.17	to	1.17	33,287	3.25	1.40	to	1.40	(14.78)		to	(14.78)
Calvert VP SRI Balanced
12/31/2022	5,398	30.20	to	30.20	163,018	1.22	1.40	to	1.40	(16.58)		to	(16.58)
12/31/2021	5,399	36.20	to	36.20	195,448	1.18	1.40	to	1.40	13.53		to	13.53
12/31/2020	5,400	31.89	to	31.89	172,179	1.54	1.40	to	1.40	13.67		to	13.67
12/31/2019	5,401	28.05	to	28.05	151,499	1.57	1.40	to	1.40	22.69		to	22.69
12/31/2018	5,402	22.86	to	22.86	123,504	1.78	1.40	to	1.40	(4.02)		to	(4.02)
Calvert VP SRI Mid Cap
12/31/2022	4,450	38.54	to	38.54	171,511	-	1.40	to	1.40	(20.60)		to	(20.60)
12/31/2021	4,450	48.54	to	48.54	216,030	0.20	1.40	to	1.40	13.44		to	13.44
12/31/2020	4,451	42.79	to	42.79	190,458	0.45	1.40	to	1.40	10.70		to	10.70
12/31/2019	4,452	38.66	to	38.66	172,075	0.45	1.40	to	1.40	29.55		to	29.55
12/31/2018	4,452	29.84	to	29.84	132,846	0.54	1.40	to	1.40	(5.76)		to	(5.76)
Columbia - Small Company Growth Class 1 Shares
12/31/2022	-	49.35	to	49.35	-	-	0.65	to	0.65	(36.18)		to	(36.18)
12/31/2021	-	77.32	to	77.32	-	-	0.65	to	0.65	(3.53)		to	(3.53)
12/31/2020	-	80.15	to	80.15	-	-	0.65	to	0.65	70.02		to	70.02
12/31/2019	-	47.14	to	47.14	-	-	0.65	to	0.65	39.79		to	39.79
12/31/2018	-	33.72	to	33.72	-	-	0.65	to	0.65	(2.39)		to	(2.39)
DFA VA Global Bond
12/31/2022	5,652	20.24	to	20.24	114,385	1.60	0.65	to	0.65	(6.94)		to	(6.94)
12/31/2021	5,653	21.75	to	21.75	122,936	0.57	0.65	to	0.65	(1.68)		to	(1.68)
12/31/2020	9,108	22.12	to	22.12	201,432	0.03	0.65	to	0.65	0.80		to	0.80
12/31/2019	9,391	21.94	to	21.94	206,038	2.62	0.65	to	0.65	3.51		to	3.51
12/31/2018	9,101	21.20	to	21.20	192,902	4.56	0.65	to	0.65	1.09		to	1.09
DFA VA International Small
12/31/2022	117	43.10	to	43.10	5,032	2.57	0.65	to	0.65	(18.17)		to	(18.17)
12/31/2021	117	52.68	to	52.68	6,153	2.61	0.65	to	0.65	13.83		to	13.83
12/31/2020	117	46.28	to	46.28	5,408	2.23	0.65	to	0.65	8.71		to	8.71
12/31/2019	117	42.57	to	42.57	4,978	2.80	0.65	to	0.65	23.10		to	23.10
12/31/2018	117	34.58	to	34.58	4,046	1.61	0.65	to	0.65	(20.29)		to	(20.29)

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

DFA VA International Value
12/31/2022	1,732	$36.17	to	$36.17	$62,647	3.96%	0.65%	to	0.65%	(4.08	) %	to	(4.08	) %
12/31/2021	1,732	37.71	to	37.71	65,326	4.05	0.65	to	0.65	17.35		to	17.35
12/31/2020	1,733	32.13	to	32.13	55,680	2.53	0.65	to	0.65	(2.40)		to	(2.40)
12/31/2019	1,733	32.92	to	32.92	57,064	3.58	0.65	to	0.65	15.11		to	15.11
12/31/2018	1,734	28.60	to	28.60	49,586	2.60	0.65	to	0.65	(17.62)		to	(17.62)
DFA VA Short-Term Fixed
12/31/2022	2,331	14.99	to	14.99	34,960	1.31	0.65	to	0.65	(1.79)		to	(1.79)
12/31/2021	2,332	15.27	to	15.27	35,605	0.01	0.65	to	0.65	(0.83)		to	(0.83)
12/31/2020	2,332	15.40	to	15.40	35,910	0.59	0.65	to	0.65	(0.05)		to	(0.05)
12/31/2019	2,333	15.40	to	15.40	35,936	2.28	0.65	to	0.65	1.85		to	1.85
12/31/2018	2,333	15.12	to	15.12	35,290	1.56	0.65	to	0.65	1.12		to	1.12
DFA VA U.S. Large Value
12/31/2022	675	64.56	to	64.56	43,576	2.25	0.65	to	0.65	(5.49)		to	(5.49)
12/31/2021	675	68.31	to	68.31	46,118	1.39	0.65	to	0.65	26.22		to	26.22
12/31/2020	1,079	54.12	to	54.12	58,394	2.28	0.65	to	0.65	(2.01)		to	(2.01)
12/31/2019	1,112	55.23	to	55.23	61,422	1.90	0.65	to	0.65	24.97		to	24.97
12/31/2018	1,396	44.20	to	44.20	61,711	2.06	0.65	to	0.65	(12.69)		to	(12.69)
DFA VA U.S. Targeted Value
12/31/2022	3,377	102.11	to	102.11	344,830	1.33	0.65	to	0.65	(4.83)		to	(4.83)
12/31/2021	3,377	107.29	to	107.29	362,360	1.43	0.65	to	0.65	38.78		to	38.78
12/31/2020	3,460	77.31	to	77.31	267,503	4.60	0.65	to	0.65	3.31		to	3.31
12/31/2019	862	74.83	to	74.83	64,499	1.49	0.65	to	0.65	21.77		to	21.77
12/31/2018	869	61.45	to	61.45	53,376	0.97	0.65	to	0.65	(16.42)		to	(16.42)
Federated Hermes Fund for U.S. Government Securities II
12/31/2022	9,522	19.51	to	19.51	185,784	1.84	0.65	to	0.65	(13.11)		to	(13.11)
12/31/2021	9,523	22.45	to	22.45	213,836	2.02	0.65	to	0.65	(2.68)		to	(2.68)
12/31/2020	9,524	23.07	to	23.07	219,734	1.83	0.65	to	0.65	4.53		to	4.53
12/31/2019	3,143	22.07	to	22.07	69,369	2.38	0.65	to	0.65	5.21		to	5.21
12/31/2018	3,143	20.98	to	20.98	65,940	2.40	0.65	to	0.65	(0.20)		to	(0.20)
Federated Hermes Government Money II Service Shares
12/31/2022	1,352	13.31	to	13.31	17,994	1.12	0.65	to	0.65	0.51		to	0.51
12/31/2021	1,445	13.24	to	13.24	19,136	-	0.65	to	0.65	(0.64)		to	(0.64)
12/31/2020	1,458	13.33	to	13.33	19,437	0.21	0.65	to	0.65	(0.44)		to	(0.44)
12/31/2019	1,472	13.39	to	13.39	19,715	1.63	0.65	to	0.65	0.99		to	0.99
12/31/2018	1,487	13.26	to	13.26	19,721	1.07	0.65	to	0.65	0.59		to	0.59
Federated Hermes High Income Bond II Primary Shares
12/31/2022	2,353	32.96	to	32.96	77,545	5.52	0.65	to	0.65	(12.35)		to	(12.35)
12/31/2021	2,353	37.60	to	37.60	88,483	4.83	0.65	to	0.65	4.17		to	4.17
12/31/2020	2,353	36.10	to	36.10	84,953	5.83	0.65	to	0.65	4.91		to	4.91
12/31/2019	2,354	34.41	to	34.41	80,995	5.98	0.65	to	0.65	13.80		to	13.80
12/31/2018	2,354	30.23	to	30.23	71,183	7.91	0.65	to	0.65	(3.91)		to	(3.91)
Federated Hermes Managed Volatility II Primary Shares
12/31/2022	747	28.39	to	28.39	21,207	1.86	0.65	to	0.65	(14.31)		to	(14.31)
12/31/2021	748	33.13	to	33.13	24,775	1.75	0.65	to	0.65	17.75		to	17.75
12/31/2020	749	28.14	to	28.14	21,063	2.54	0.65	to	0.65	0.28		to	0.28
12/31/2019	749	28.06	to	28.06	21,030	2.04	0.65	to	0.65	19.45		to	19.45
12/31/2018	750	23.49	to	23.49	17,627	1.12	0.65	to	0.65	(9.09)		to	(9.09)

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Asset Manager Initial Class
12/31/2022	411	$28.15	to	$28.15	$11,576	2.10%	1.40%	to	1.40%	(16.11	) %	to	(16.11	) %
12/31/2021	411	33.55	to	33.55	13,802	1.64	1.40	to	1.40	8.40		to	8.40
12/31/2020	411	30.95	to	30.95	12,736	1.54	1.40	to	1.40	13.28		to	13.28
12/31/2019	412	27.32	to	27.32	11,247	1.82	1.40	to	1.40	16.62		to	16.62
12/31/2018	412	23.43	to	23.43	9,648	1.72	1.40	to	1.40	(6.66)		to	(6.66)
Fidelity® VIP Equity-Income Initial Class
12/31/2022	430	43.87	to	43.87	18,883	1.92	1.40	to	1.40	(6.27)		to	(6.27)
12/31/2021	431	46.80	to	46.80	20,151	1.92	1.40	to	1.40	23.17		to	23.17
12/31/2020	431	38.00	to	38.00	16,364	1.84	1.40	to	1.40	5.22		to	5.22
12/31/2019	431	36.11	to	36.11	15,557	2.04	1.40	to	1.40	25.68		to	25.68
12/31/2018	431	28.73	to	28.73	12,382	2.29	1.40	to	1.40	(9.57)		to	(9.57)
Fidelity® VIP Government Money Market Initial Class
12/31/2022	2,637	11.71	to	11.71	30,870	1.43	1.40	to	1.40	0.04		to	0.04
12/31/2021	2,638	11.70	to	11.70	30,866	0.01	1.40	to	1.40	(1.37)		to	(1.37)
12/31/2020	2,638	11.87	to	11.87	31,304	0.26	1.40	to	1.40	(1.07)		to	(1.07)
12/31/2019	1,878	11.99	to	11.99	22,523	2.00	1.40	to	1.40	0.61		to	0.61
12/31/2018	1,879	11.92	to	11.92	22,395	1.64	1.40	to	1.40	0.24		to	0.24
Fidelity® VIP Growth Initial Class
12/31/2022	383	62.95	to	62.95	24,110	0.61	1.40	to	1.40	(25.50)		to	(25.50)
12/31/2021	383	84.50	to	84.50	32,371	-	1.40	to	1.40	21.51		to	21.51
12/31/2020	383	69.54	to	69.54	26,647	0.07	1.40	to	1.40	41.91		to	41.91
12/31/2019	383	49.00	to	49.00	18,784	0.26	1.40	to	1.40	32.46		to	32.46
12/31/2018	383	36.99	to	36.99	14,186	0.24	1.40	to	1.40	(1.55)		to	(1.55)
NVIT Emerging Markets Class D Shares
12/31/2022	564	10.54	to	10.54	5,947	0.17	0.65	to	0.65	(25.48)		to	(25.48)
12/31/2021	564	14.15	to	14.15	7,981	0.95	0.65	to	0.65	(8.19)		to	(8.19)
12/31/2020	564	15.41	to	15.41	8,693	1.65	0.65	to	0.65	12.19		to	12.19
12/31/2019	564	13.73	to	13.73	7,749	2.17	0.65	to	0.65	21.79		to	21.79
12/31/2018	564	11.28	to	11.28	6,363	0.35	0.65	to	0.65	(18.24)		to	(18.24)
T. Rowe Price All-Cap Opportunities
12/31/2022	390	65.42	to	65.42	25,482	-	1.40	to	1.40	(22.59)		to	(22.59)
12/31/2021	390	84.51	to	84.51	32,929	-	1.40	to	1.40	19.13		to	19.13
12/31/2020	390	70.94	to	70.94	27,649	-	1.40	to	1.40	42.38		to	42.38
12/31/2019	390	49.82	to	49.82	19,426	0.42	1.40	to	1.40	33.07		to	33.07
12/31/2018	390	37.44	to	37.44	14,604	0.16	1.40	to	1.40	(0.25)		to	(0.25)
T. Rowe Price Equity Income Service Class
12/31/2022	708	47.92	to	47.92	33,907	1.88	1.40	to	1.40	(4.67)		to	(4.67)
12/31/2021	708	50.27	to	50.27	35,579	1.58	1.40	to	1.40	23.82		to	23.82
12/31/2020	708	40.60	to	40.60	28,743	2.36	1.40	to	1.40	(0.21)		to	(0.21)
12/31/2019	708	40.69	to	40.69	28,814	2.33	1.40	to	1.40	24.65		to	24.65
12/31/2018	708	32.64	to	32.64	23,123	2.02	1.40	to	1.40	(10.76)		to	(10.76)
T. Rowe Price International Stock
12/31/2022	1,392	19.34	to	19.34	26,915	0.79	1.40	to	1.40	(16.98)		to	(16.98)
12/31/2021	1,392	23.29	to	23.29	32,427	0.58	1.40	to	1.40	(0.08)		to	(0.08)
12/31/2020	1,392	23.31	to	23.31	32,460	0.59	1.40	to	1.40	12.87		to	12.87
12/31/2019	1,393	20.65	to	20.65	28,768	2.46	1.40	to	1.40	26.01		to	26.01
12/31/2018	1,393	16.39	to	16.39	22,838	1.35	1.40	to	1.40	(15.40)		to	(15.40)

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock Global Real Estate Securities Initial Class
12/31/2022	699	$44.04	to	$44.04	$30,770	3.47%	0.65%	to	0.65%	(28.65	) %	to	(28.65	) %
12/31/2021	699	61.73	to	61.73	43,133	2.51	0.65	to	0.65	25.41		to	25.41
12/31/2020	699	49.23	to	49.23	34,398	12.53	0.65	to	0.65	(0.96)		to	(0.96)
12/31/2019	699	49.70	to	49.70	34,736	0.91	0.65	to	0.65	24.38		to	24.38
12/31/2018	699	39.96	to	39.96	27,931	8.73	0.65	to	0.65	(10.67)		to	(10.67)
TA BlackRock Government Money Market Initial Class
12/31/2022	2,072	0.93	to	0.93	1,922	1.40	1.40	to	1.40	0.01		to	0.01
12/31/2021	2,072	0.93	to	0.93	1,922	-	1.40	to	1.40	(1.38)		to	(1.38)
12/31/2020	2,073	0.94	to	0.94	1,949	0.29	1.40	to	1.40	(1.10)		to	(1.10)
12/31/2019	2,073	0.95	to	0.95	1,971	1.95	1.40	to	1.40	0.57		to	0.57
12/31/2018	2,073	0.95	to	0.95	1,960	1.79	1.40	to	1.40	0.39		to	0.39
TA JPMorgan Enhanced Index Initial Class
12/31/2022	2,694	49.00	to	49.00	131,998	0.68	0.65	to	0.65	(18.88)		to	(18.88)
12/31/2021	2,694	60.40	to	60.40	162,736	0.79	0.65	to	0.65	29.28		to	29.28
12/31/2020	2,695	46.72	to	46.72	125,899	1.70	0.65	to	0.65	19.39		to	19.39
12/31/2019	9,980	39.13	to	39.13	390,520	1.20	0.65	to	0.65	30.19		to	30.19
12/31/2018	9,981	30.06	to	30.06	299,998	1.12	0.65	to	0.65	(6.62)		to	(6.62)
TA Multi-Managed Balanced Initial Class
12/31/2022	53,370	2.65	to	2.65	141,313	1.15	0.65	to	0.65	(16.82)		to	(16.82)
12/31/2021	58,294	3.18	to	3.18	185,561	1.15	0.65	to	0.65	16.28		to	16.28
12/31/2020	58,958	2.74	to	2.74	161,397	1.58	0.65	to	0.65	15.15		to	15.15
12/31/2019	59,667	2.38	to	2.38	141,848	1.65	0.65	to	0.65	20.98		to	20.98
12/31/2018	60,422	1.97	to	1.97	118,731	1.53	0.65	to	0.65	(4.28)		to	(4.28)
TA Small/Mid Cap Value Initial Class
12/31/2022	344	106.63	to	106.63	36,702	0.47	0.65	to	0.65	(8.90)		to	(8.90)
12/31/2021	553	117.05	to	117.05	64,682	0.65	0.65	to	0.65	27.30		to	27.30
12/31/2020	581	91.95	to	91.95	53,410	1.20	0.65	to	0.65	3.37		to	3.37
12/31/2019	611	88.96	to	88.96	54,357	0.97	0.65	to	0.65	24.47		to	24.47
12/31/2018	643	71.47	to	71.47	45,980	1.08	0.65	to	0.65	(12.03)		to	(12.03)
TA TS&W International Equity Initial Class
12/31/2022	1,306	20.51	to	20.51	26,793	3.41	0.65	to	0.65	(14.95)		to	(14.95)
12/31/2021	1,306	24.12	to	24.12	31,508	1.82	0.65	to	0.65	12.68		to	12.68
12/31/2020	1,306	21.41	to	21.41	27,967	3.18	0.65	to	0.65	5.85		to	5.85
12/31/2019	1,307	20.22	to	20.22	26,425	1.44	0.65	to	0.65	20.28		to	20.28
12/31/2018	1,307	16.81	to	16.81	21,974	2.27	0.65	to	0.65	(16.07)		to	(16.07)
TA WMC US Growth Initial Class
12/31/2022	353	32.21	to	32.21	11,375	-	0.65	to	0.65	(31.79)		to	(31.79)
12/31/2021	595	47.23	to	47.23	28,119	0.08	0.65	to	0.65	19.89		to	19.89
12/31/2020	629	39.39	to	39.39	24,761	0.11	0.65	to	0.65	36.41		to	36.41
12/31/2019	664	28.88	to	28.88	19,177	0.13	0.65	to	0.65	39.14		to	39.14
12/31/2018	702	20.75	to	20.75	14,572	0.60	0.65	to	0.65	(0.44)		to	(0.44)
Wanger Acorn
12/31/2022	504	76.24	to	76.24	38,400	-	0.65	to	0.65	(33.89)		to	(33.89)
12/31/2021	641	115.33	to	115.33	73,934	0.76	0.65	to	0.65	8.20		to	8.20
12/31/2020	660	106.59	to	106.59	70,347	-	0.65	to	0.65	23.43		to	23.43
12/31/2019	681	86.36	to	86.36	58,783	0.26	0.65	to	0.65	30.26		to	30.26
12/31/2018	703	66.30	to	66.30	46,589	0.09	0.65	to	0.65	(2.10)		to	(2.10)
Wanger International
12/31/2022	2,441	61.49	to	61.49	150,095	0.91	0.65	to	0.65	(34.27)		to	(34.27)
12/31/2021	2,442	93.55	to	93.55	228,417	0.55	0.65	to	0.65	18.04		to	18.04
12/31/2020	2,442	79.25	to	79.25	193,542	2.00	0.65	to	0.65	13.63		to	13.63
12/31/2019	2,443	69.75	to	69.75	170,374	0.85	0.65	to	0.65	29.15		to	29.15
12/31/2018	2,443	54.01	to	54.01	131,952	2.03	0.65	to	0.65	(18.23)		to	(18.23)

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.50% to 1.25% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the Separate Account. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2022

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.